OTHER FINANCIAL INFORMATION (Details 5) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Interest income			$ 27	$ 11	$ 8
Other expenses			(90)	(50)	(4)
Foreign currency transaction losses			(1,724)	(1,065)	(847)
Total other expense, net	$ 422	$ (665)	$ (1,787)	$ (1,104)	$ (843)